                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/01

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Titan Capital Management
Address:       237 Park Avenue
               New York, NY 10016

Form 13F File Number: 28-5265

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Robert A. Marietta
Title:         Client Service Representative- ABN AMRO Prime Brokerage
Phone:         (212) 251-3114

Signature, Place, and Date of Signing:

/s/ Robert A. Marietta             New York, NY             8/15/01
----------------------             ------------             -------
     [Signature]                   [City, State]            [Date]



Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

                                    FORM 13F
Reporting Manager: ABN AMRO Securities                           Date: 8/15/2001

CIK  0001106016
CCC  p5gpnj&p

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    Name of Issuer        Title of     Cusip    Fair Market   Shares of    Investment Description   Managers     Voting Authority
                           Class     Number        Value      Principle    ----------------------             ----------------------
                                                               Amount      Sole   Shared   Other              Sole   Shared   Other
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SIMULA INC                 CORP B  829206AB7    $99,000.00      165000  N    X                       TCMP    165000      0       0
XYBERNAUT CORP             OTC EQ   5N73977     $29,120.00       29120  N    X                       TCMP     29120      0       0
FLANDERS CORP              OTC EQ   5N74010     $781,250.00      12500  N    X                       TCMP     12500      0       0
BION ENVIRONMENTAL         OTC EQ  09061Q109    $117,300.00      57500  N    X                       TCMP     57500      0       0
3COM CORP                  OTC EQ  885535104    $47,500.00       10000  N    X                       TCMP     10000      0       0
CENTERPOINT CORP           OTC EQ  15189Q103    $283,235.00     153100  N    X                       TCMP    153100      0       0
DATATEC SYSTEM INC         OTC EQ  238128102    $89,305.00      168500  N    X                       TCMP    168500      0       0
DUCK HEAD APPAREL CO INC   COMMON  26410P103    $91,291.00       20020  N    X                       TCMP     20020      0       0
DELTA WOODSIDE INDUSTRIES  COMMON  247909104    $20,982.00       26900  N    X                       TCMP     26900      0       0
FLANDERS CORP              OTC EQ  338494107    $402,376.00     189800  N    X                       TCMP    189800      0       0
***GLOBAL TECH APPLIANCES  COMMON  G39320109    $84,645.00       16500  N    X                       TCMP     16500      0       0
IMAGINETIX INC             OTC EQ  45247F104    $77,308.00       53500  N    X                       TCMP     53500      0       0
INTERNET COMMERCE CORP CL  OTC EQ  46059F109    $64,000.00       16000  N    X                       TCMP     16000      0       0
IMMULOGIC PHARMACEUTICAL C OTC EQ  45252R100    $21,300.00      355000  N    X                       TCMP    355000      0       0
INTERTAN INC               COMMON  461120107    $294,000.00      21000  N    X                       TCMP     21000      0       0
***LORAL SPACE & COMMUNICA COMMON  G56462107    $81,200.00       29000  N    X                       TCMP     29000      0       0
MECLEODUSA INC CL A        OTC EQ  582266102    $98,226.00       21400  N    X                       TCMP     21400      0       0
METROMEDIA INTERNATIONAL G PREFER  591695200    $301,500.00      20100  N    X                       TCMP     20100      0       0
***PRECISION DRILLING CORP COMMON 7.4022E+104   $218,680.00      7000   N    X                       TCMP     7000       0       0
PROSPECT GROUP INC NEW     OTC EQ  742918501     $2,675.00       10700  N    X                       TCMP     10700      0       0
RADYNE COMSTREAM INC       OTC EQ  750611402    $145,750.00      26500  N    X                       TCMP     26500      0       0
***TRANSPORTACION MARITIMA COMMON  893868307   $1,403,040.00    126400  N    X                       TCMP    126400      0       0
TOTAL RESEARCH CORP        OTC EQ  891511107    $88,305.00       43500  N    X                       TCMP     43500      0       0
TRANSNET CORP              OTC EQ  893782102    $114,426.00      70200  N    X                       TCMP     70200      0       0
VALASSIS COMMUNICATIONS IN COMMON  918866104    $229,120.00      6400   N    X                       TCMP     6400       0       0
WATSON PHARMACEUTICALS INC COMMON  942683103    $353,814.00      5740   N    X                       TCMP     5740       0       0
XYBERNAUT CORP             OTC EQ  984149104    $59,040.00       12300  N    X                       TCMP     12300      0       0

                                     Total     $5,598,388.00
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